UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
May 2, 2012

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.


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Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	9322
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANT ENERGY CORP            COM              018802108       55     1275 SH       SOLE                     1275
AMERICAN ELEC PWR              COM              025537101      179     4650 SH       SOLE                     4650
AMERICAN EXPRESS               COM              025816109       22      375 SH       SOLE                      375
CARDINAL HEALTH                COM              14149Y108       88     2040 SH       SOLE                     2040
CATERPILLAR INC                COM              149123101       78      730 SH       SOLE                      730
CHEVRON CORP                   COM              166764100       19      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      204     9655 SH       SOLE                     9655
CONOCOPHILLIPS                 COM              20825c104       86     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      374     6400 SH       SOLE                     6400
COSTCO                         COM              22160K105      506     5570 SH       SOLE                     5570
CSX CORP                       COM              126408103       26     1200 SH       SOLE                     1200
DANAHER                        COM              235851102       11      200 SH       SOLE                      200
DOW CHEMICAL                   COM              260543103       40     1150 SH       SOLE                     1150
DTE ENERGY                     COM              233331107       11      200 SH       SOLE                      200
DUKE ENERGY                    COM              26441C105      309    14725 SH       SOLE                    14725
EXXON MOBIL                    COM              30231G102      755     8703 SH       SOLE                     8703
GENERAL ELECTRIC               COM              369604103      234    11675 SH       SOLE                    11675
HALLIBURTON                    COM              406216101       12      375 SH       SOLE                      375
HEWLETT PACKARD                COM              428236103      120     5025 SH       SOLE                     5025
INT'L BUS MACH                 COM              459200101      104      500 SH       SOLE                      500
JOHNSON & JOHNSON              COM              478160104      384     5825 SH       SOLE                     5825
KRAFT FOODS                    COM              50075N104       39     1025 SH       SOLE                     1025
METLIFE                        COM              59156R108      126     3375 SH       SOLE                     3375
MICRON TECH                    COM              595112103        7      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      381    11815 SH       SOLE                    11815
MYLAN LABS                     COM              628530107      115     4900 SH       SOLE                     4900
NOBLE CORP                     COM                              95     2525 SH       SOLE                     2525
PEPSICO INC                    COM              713448108       74     1110 SH       SOLE                     1110
PROCTOR & GAMBLE               COM              742718109      201     2993 SH       SOLE                     2993
STATE STREET                   COM              857477103       25      550 SH       SOLE                      550
US BANCORP                     COM              902973106      664    20975 SH       SOLE                    20975
VERIZON COMM                   COM              92343V104       55     1440 SH       SOLE                     1440
YUM! BRANDS                    COM              988498101       37      515 SH       SOLE                      515
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       22      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       48     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      113     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       40 1745.810 SH       SOLE                 1745.810
BARON GROWTH FD                                 068278209     1331 23940.206SH       SOLE                23940.206
INVESCO DEVELOPING MKTS A                       00141T577      350 10849.904SH       SOLE                10849.904
LAUDUS INT'L MRKTMASTERS INST                   808509640     1088 58212.575SH       SOLE                58212.575
LAUDUS INT'L MRKTMASTERS INV                    808509889       22 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       12  377.747 SH       SOLE                  377.747
ISHARES COMEX GOLD TRUST                        464285105      282 17350.000SH       SOLE                17350.000
ISHARES S&P PREFD INDX                          464288687      478 12245.000SH       SOLE                12245.000
SCHWAB US LARGE CAP                             808524201       82 2450.000 SH       SOLE                 2450.000